Long-Term Debt - Long-Term Debt Issuances (Details) $ in Millions, $ in Millions	1 Months Ended
	May 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Nov. 30, 2020 USD ($)	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CAD ($)	May 31, 2020 CAD ($)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CAD ($)
ITC | Unsecured
Debt Instrument [Line Items]
Face value	$ 700
ITC | Floating Rate One-Month LIBOR Unsecured Term Loan Credit Agreement | Unsecured
Debt Instrument [Line Items]
Face value		$ 75
ITC | Floating Rate One-Month LIBOR Unsecured Term Loan Credit Agreement | Unsecured | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)		0.45%
ITC | Floating Rate Two-Month LIBOR Unsecured Term Loan Credit Agreement | Unsecured
Debt Instrument [Line Items]
Face value		$ 200
Maximum borrowings		$ 400
ITC | Floating Rate Two-Month LIBOR Unsecured Term Loan Credit Agreement | Unsecured | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)		0.60%
ITC | Two Point Nine Five Percent Unsecured Senior Notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)	2.95%										2.95%
Face value	$ 700
Repayments of long-term debt	$ 400
ITC | Three Point One Three Percent First Mortgage Bonds | Secured
Debt Instrument [Line Items]
Stated interest rate (percent)									3.13%	3.13%
Face value									$ 180
ITC | Three Point Zero Two Percent Senior Secured Notes | Secured
Debt Instrument [Line Items]
Stated interest rate (percent)						3.02%
Face value						$ 150
UNS Energy | Four Percent Senior Unsecured Notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)												4.00%	4.00%
Face value												$ 350
UNS Energy | One Point Five Percent Senior Unsecured Notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)								1.50%
Face value								$ 300
UNS Energy | Two Point One Seven Percent Senior Unsecured Notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)							2.17%
Face value							$ 50
Central Hudson | Three Point Four Two Percent Senior Unsecured Notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)	3.42%										3.42%
Face value	$ 30
Central Hudson | Three Point Six Two Percent Senior Unsecured Notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)									3.62%	3.62%
Face value									$ 30
Central Hudson | Two Point Zero Three Percent Senior Unsecured Notes September 2020 | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)							2.03%
Face value							$ 40
Central Hudson | Two Point Zero Three Percent Senior Unsecured Notes November 2020 | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)					2.03%
Face value					$ 30
FortisBC Energy | Two Point Five Four Percent Unsecured Debentures | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)									2.54%	2.54%
Face value										$ 200
FortisBC Electric | Three Point One Two Percent Unsecured Debentures | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)	3.12%										3.12%
Face value											$ 75
Newfoundland Power | Three Point Six One Percent First Mortgage Sinking Fund Bonds | Secured
Debt Instrument [Line Items]
Stated interest rate (percent)												3.61%	3.61%
Face value													$ 100
FortisTCI | Five point Three Zero Percent Senior Unsecured Notes, June/October 2020 | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)						5.30%
Face value						$ 30
FortisTCI | Three Point Two Five Percent Senior Unsecured Notes October/December 2020 | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)			3.25%	3.25%
Face value			$ 10
FortisAlberta | Two Point Six Three Percent Unsecured Senior Debentures | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)			2.63%	2.63%
Face value				$ 175